IFRS 7 Disclosure (Tables)	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk
The following table provides our exposure to credit risk by portfolios based upon how we manage the business and the associated risks. Gross credit exposure amounts presented in the table below represent our estimate of exposure at default (EAD), which is net of derivative master netting agreements and credit valuation adjustment (CVA), but is before allowance for credit losses or credit risk mitigation for internal ratings-based (IRB) approaches. Gross credit exposure amounts relating to our business and government portfolios are reduced for collateral held for repo-style transactions, which reflects the EAD value of such collateral.
Non-trading
equity exposures are not included in the table below as they have been deemed immaterial under the OSFI guidelines, and hence are subject to 100% risk-weighting.

$ millions, as at			2026 Jan. 31			2025 Oct. 31
	IRB approach	Standardized approach	Total	IRB approach	Standardized approach	Total
Business and government portfolios
Drawn	$413,441	$17,264	$430,705	$406,405	$17,012	$423,417
Undrawn commitments	67,652	1,267	68,919	67,929	1,266	69,195
Repo-style transactions	601,759	–	601,759	463,183	–	463,183
Other off-balance sheet	21,017	455	21,472	20,094	524	20,618
OTC derivatives	23,379	149	23,528	22,814	136	22,950
Gross business and government portfolios	1,127,248	19,135	1,146,383	980,425	18,938	999,363
Less: Collateral held for repo-style transactions	576,001	–	576,001	437,601	–	437,601
Net business and government portfolios	551,247	19,135	570,382	542,824	18,938	561,762
Retail portfolios
Drawn	339,739	6,746	346,485	338,427	6,830	345,257
Undrawn commitments	115,181	4,335	119,516	113,488	4,226	117,714
Other off-balance sheet	454	109	563	483	120	603
Gross retail portfolios	455,374	11,190	466,564	452,398	11,176	463,574
Securitization exposures (1)	42,000	29,291	71,291	40,180	30,105	70,285
Gross credit exposure (2)	$1,624,622	$59,616	$1,684,238	$1,473,003	$60,219	$1,533,222
Net credit exposure (2)	$1,048,621	$59,616	$1,108,237	$1,035,402	$60,219	$1,095,621
(1)
OSFI guidelines define a hierarchy of approaches for treating securitization exposures in our banking book. Depending on the underlying characteristics, exposures are eligible for either the standardized approach or the IRB approach. The external ratings-based approach
(SEC-ERBA),
which is inclusive of the internal assessment approach
(SEC-IAA),
includes exposures that qualify for the IRB approach, as well as exposures under the standardized approach.

(2)
Excludes exposures arising from derivative and repo-style transactions which are cleared through qualified central counterparties (QCCPs) as well as credit risk exposures arising from other assets that are subject to the credit risk framework, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial
institutions which are risk-weighted at 1250%, settlement risk, and amounts below the thresholds for deduction which are risk-weighted at 250%.
Non-trading
equity exposures are also excluded and are subject to a range of risk-weightings dependent on the nature of the security.

Summary of Loans Contractually Past Due But Not Impaired

$ millions, as at			2026 Jan. 31	2025 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$1,251	$–	$1,251	$1,239
Personal	289	–	289	251
Credit card	304	201	505	440
Business and government	461	–	461	327
Total	$2,305	$201	$2,506	$2,257

Summary of Market Risks by Type of Risks
The following table shows VaR for our trading activities based on risk type.

$ millions, as at or for the three months ended				2026 Jan. 31		2025 Oct. 31		2025 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$13.8	$5.1	$6.4	$8.5	$11.8	$8.2	$7.0	$8.9
Credit spread risk	1.5	0.8	0.9	1.1	1.5	1.4	1.3	2.1
Equity risk	7.6	5.0	6.7	6.0	5.0	7.5	8.9	7.9
Foreign exchange risk	3.0	0.3	0.7	0.7	0.7	0.8	1.3	1.6
Commodity risk	6.5	1.6	4.9	4.3	2.5	3.2	5.9	2.8
Diversification effect (1)	n/m	n/m	(11.4)	(10.8)	(12.2)	(11.4)	(13.3)	(12.4)
Total VaR (one-day measure)	$13.1	$7.2	$8.2	$9.8	$9.3	$9.7	$11.1	$10.9
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at		2026 Jan. 31			2025 Oct. 31			2025 Jan. 31
	CAD (1)	USD	Total	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$159	$71	$230	$137	$26	$163	$109	$41	$150
Increase (decrease) in EVE	(1,076)	(418)	(1,494)	(1,168)	(510)	(1,678)	(1,061)	(454)	(1,515)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(228)	(75)	(303)	(220)	(29)	(249)	(174)	(44)	(218)
Increase (decrease) in EVE	908	403	1,311	1,025	500	1,525	975	464	1,439
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets	(1)
2026	Cash and deposits with banks	$47,767	$–	$47,767	$277	$47,490
Jan. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	185,369	125,412	310,781	183,928	126,853
	Other debt securities	7,611	17,452	25,063	12,059	13,004
	Equities	78,647	48,895	127,542	82,361	45,181
	Canadian government guaranteed National Housing Act mortgage-backed securities	29,866	2,809	32,675	22,104	10,571
	Other liquid assets (2)	24,405	4,399	28,804	14,361	14,443
	Total	$373,665	$198,967	$572,632	$315,090	$257,542
2025	Cash and deposits with banks	$44,003	$–	$44,003	$285	$43,718
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	188,603	119,484	308,087	167,774	140,313
	Other debt securities	7,273	14,675	21,948	11,065	10,883
	Equities	72,778	44,189	116,967	76,927	40,040
	Canadian government guaranteed National Housing Act mortgage-backed securities	31,690	4,053	35,743	23,275	12,468
	Other liquid assets (2)	20,834	4,616	25,450	10,708	14,742
	Total	$365,181	$187,017	$552,198	$290,034	$262,164
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however, this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at January 31, 2026	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$10,997	$–	$–	$–	$–	$–	$–	$–	$–	$10,997
Interest-bearing deposits with banks	36,770	–	–	–	–	–	–	–	–	36,770
Securities	7,577	7,485	8,077	6,454	4,555	34,671	78,174	55,955	82,982	285,930
Cash collateral on securities borrowed	23,809	–	–	–	–	–	–	–	–	23,809
Securities purchased under resale agreements	45,466	18,523	13,948	2,133	948	4,888	32	–	–	85,938
Loans
Residential mortgages	5,737	13,521	24,393	15,174	26,080	81,746	110,593	10,341	–	287,585
Personal	1,016	672	684	659	733	791	4,966	6,116	32,027	47,664
Credit card	446	892	1,339	1,339	1,339	5,354	10,537	–	–	21,246
Business and government	4,187	8,308	15,440	11,819	17,348	60,648	87,830	23,042	11,783	240,405
Allowance for credit losses	–	–	–	–	–	–	–	–	(4,409)	(4,409)
Derivative instruments	3,054	5,433	3,447	2,909	5,079	5,556	7,900	4,835	–	38,213
Other assets	–	–	–	–	–	–	–	–	58,429	58,429
Total assets	$139,059	$54,834	$67,328	$40,487	$56,082	$193,654	$300,032	$100,289	$180,812	$1,132,577
October 31, 2025	$142,332	$53,038	$59,721	$52,240	$56,006	$192,354	$290,574	$100,631	$170,042	$1,116,938
Liabilities
Deposits (2)	$50,073	$44,115	$58,040	$47,109	$52,572	$40,342	$74,412	$30,240	$418,988	$815,891
Obligations related to securities sold short	20,811	–	–	–	–	–	–	–	–	20,811
Cash collateral on securities lent	8,668	–	–	–	–	–	–	–	–	8,668
Obligations related to securities sold under repurchase agreements	105,780	25,869	2,230	1,115	681	–	3,000	–	–	138,675
Derivative instruments	5,485	5,812	3,925	3,010	5,113	4,914	4,935	8,529	–	41,723
Other liabilities	24	44	69	69	69	268	615	784	31,462	33,404
Subordinated indebtedness	–	–	–	–	–	–	222	7,571	–	7,793
Equity	–	–	–	–	–	–	–	–	65,612	65,612
Total liabilities and equity	$190,841	$75,840	$64,264	$51,303	$58,435	$45,524	$83,184	$47,124	$516,062	$1,132,577
October 31, 2025	$168,684	$77,133	$67,228	$58,353	$51,054	$55,521	$79,183	$46,264	$513,518	$1,116,938
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)
Comprises $258.9 billion (October 31, 2025: $258.1 billion) of personal deposits; $529.4 billion (October 31, 2025: $523.3 billion) of business and government deposits and secured borrowings; and $27.6 billion (October 31, 2025: $26.7 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments

$ millions, as at January 31, 2026	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	(1)	Total
Unutilized credit commitments	$2,261	$9,655	$7,023	$5,288	$6,020	$25,939	$93,868	$5,126	$267,662		$422,842
Standby and performance letters of credit	7,363	3,239	4,913	4,639	5,736	425	901	218	–		27,434
Backstop liquidity facilities	–	70	222	229	33,710	268	–	–	–		34,499
Documentary and commercial letters of credit	83	40	27	2	2	–	16	–	–		170
Other (2)	423	–	–	–	–	–	–	–	56		479
Total	$10,130	$13,004	$12,185	$10,158	$45,468	$26,632	$94,785	$5,344	$267,718		$485,424
October 31, 2025	$12,679	$42,994	$9,980	$13,932	$12,009	$26,722	$93,847	$5,429	$263,291		$480,883
(1)	Includes $205.5 billion (October 31, 2025: $201.5 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Includes forward-dated securities financing trades.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
The following table provides the contractual maturities of other off-balance
sheet contractual obligations affecting our funding needs:

$ millions, as at January 31, 2026	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$121	$195	$307	$258	$241	$547	$746	$189	$2,604
Underwriting commitments	1,413	–	–	–	–	–	–	–	1,413
Future lease commitments (2)	2	4	6	6	5	29	119	671	842
Investment commitments	3	8	–	2	1	10	42	471	537
Pension contributions (3)	15	30	45	45	–	–	–	–	135
Total	$1,554	$237	$358	$311	$247	$586	$907	$1,331	$5,531
October 31, 2025 (2)	$1,210	$276	$333	$326	$286	$610	$880	$1,133	$5,054
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes lease obligations that are accounted for under IFRS 16, which are recognized on the interim consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use
asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2026 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.